UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Emerging Markets Growth Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                             Shares                Value ($)
                                                                                             ------                ---------

Common Stocks 93.4%
Austria 1.7%
Boehler-Uddeholm AG                                                                            2,200                 175,828
Boehler-Uddeholm AG*                                                                           8,000                 639,374
Wienerberger AG                                                                               37,800               1,353,587
                                                                                                                 -----------
(Cost $1,834,268)                                                                                                  2,168,789

Brazil 7.4%
Companhia Vale do Rio Doce "A" (ADR) (Preferred)                                              60,400               2,663,640
Companhia Vale do Rio Doce "A" (Preferred)                                                    62,800                       0
Petroleo Brasileiro SA (ADR)(c)                                                              133,700               3,781,036
Tele Norte Leste Participacoes SA (ADR) (Preferred)                                           92,500               1,208,050
Unibanco - Uniao de Bancos Brasileiros SA (GDR)                                               56,100               1,217,931
Votorantim Celulose e Papel SA (ADR)(c)                                                       22,900                 818,904
                                                                                                                 -----------
(Cost $10,312,208)                                                                                                 9,689,561

China 1.4%
China Petroleum & Chemical Corp. "H"                                                       4,622,000               1,792,541
(Cost $1,784,480)

Colombia 1.3%
Bancolombia SA (ADR)                                                                         261,200               1,736,980
(Cost $1,874,040)

Czech Republic 1.3%
Cesky Telecom AS                                                                              51,700                 619,843
Zentiva NV (GDR) 144A*                                                                        52,300               1,059,075
                                                                                                                 -----------
(Cost $1,464,418)                                                                                                  1,678,918

Estonia 1.0%
AS Eesti Telekom (GDR)                                                                        50,800               1,270,000
(Cost $1,362,302)

Hong Kong 3.4%
China Mobile (Hong Kong) Ltd.*                                                               315,700                 916,762
Denway Motors Ltd.*                                                                        2,624,000                 984,019
Fountain Set (Holdings) Ltd.                                                               1,741,800               1,194,719
Pacific Basin Shipping Ltd.*                                                                 609,000                 179,580
Skyworth Digital Holdings Ltd.                                                             4,069,700               1,134,842
                                                                                                                 -----------
(Cost $4,967,679)                                                                                                  4,409,922

Hungary 1.0%
OTP Bank Rt.                                                                                  60,900               1,255,862
(Cost $1,052,716)

India 7.6%
Apollo Hospitals Enterprises Ltd.                                                            219,900               1,046,115
Infosys Technologies Ltd.                                                                     38,508               1,291,148
Mahindra & Mahindra Ltd.                                                                     122,700               1,196,021
Oil & Natural Gas Corp. Ltd.                                                                  90,400               1,397,357
Ranbaxy Laboratories Ltd.                                                                     67,200               1,364,882
Reliance Industries Ltd.                                                                     264,600               2,791,604
Satyam Computer Services Ltd.                                                                124,400                 910,047
                                                                                                                 -----------
(Cost $9,913,871)                                                                                                  9,997,174

Indonesia 3.3%
PT Bank Mandiri                                                                           11,438,100               1,563,436
PT Bank of Central Asia                                                                    3,751,600                 769,191
PT Telekomunikasi Indonesia "B"                                                              830,500                 703,814
PT Telekomunikasi Indonesia "B" (ADR)                                                         79,100               1,345,491
                                                                                                                 -----------
(Cost $4,090,991)                                                                                                  4,381,932

Israel 4.2%
Agis Industries (1983) Ltd.                                                                   28,280                 729,705
Check Point Software Technologies Ltd.*                                                       58,100               1,155,609
Teva Pharmaceutical Industries Ltd. (ADR)                                                    122,200               3,617,120
                                                                                                                 -----------
(Cost $5,737,049)                                                                                                  5,502,434

Korea 16.0%
Asiana Airlines*                                                                             345,100                 636,836
Daishin Securities Co.                                                                        79,500                 899,936
Daum Communications Corp.*                                                                     7,200                 201,760
Hyundai Mobis                                                                                 19,100                 802,836
Kia Motors Corp.                                                                             156,900               1,219,812
Kiryung Electronics Co., Ltd.*                                                                55,700                 231,508
Kookmin Bank*                                                                                 20,652                 567,246
Korea Electric Power Corp.                                                                    38,400                 644,648
KT&G Corp.                                                                                    26,500                 636,181
LG Chemical Ltd.                                                                              62,500               2,079,774
LG Electronics, Inc.                                                                          25,400               1,056,796
LG International Corp.                                                                        81,700                 549,320
LG. Philips LCD Co., Ltd. (ADR)*                                                              42,000                 592,200
NEPES Corp.*                                                                                  65,000                 394,276
Samsung Electronics Co., Ltd.                                                                 23,550               8,389,876
SK Telecom Co., Ltd.                                                                           4,860                 660,180
Ssangyong Cement Industrial Co., Ltd.*                                                       375,300                 344,680
Sungshin Cement Co., Ltd.                                                                     51,600                 773,669
Taegu Department Store Co., Ltd.                                                              42,400                 241,975
                                                                                                                 -----------
(Cost $24,186,578)                                                                                                20,923,509

Luxembourg 1.6%
International Trading and Investment Holdings SA*                                            527,500               1,183,340
Tenaris SA (ADR)                                                                              24,500                 871,220
                                                                                                                 -----------
(Cost $1,331,916)                                                                                                  2,054,560

Malaysia 1.5%
Resorts World Bhd.                                                                           599,700               1,428,233
SP Setia Bhd.                                                                                573,700                 570,680
                                                                                                                 -----------
(Cost $2,211,783)                                                                                                  1,998,913

Mexico 5.0%
America Movil SA de CV "L" (ADR)                                                              38,600               1,379,178
Cemex SA de CV (ADR)                                                                          22,000                 619,960
Fomento Economico Mexicano SA de CV (ADR)                                                     66,700               2,930,798
Grupo Televisa SA (ADR)                                                                       33,900               1,593,300
                                                                                                                 -----------
(Cost $6,211,024)                                                                                                  6,523,236

Peru 1.0%
Compania de Minas Buenaventura SA (ADR)                                                       58,400               1,257,352
(Cost $1,248,449)

Philippines 0.5%
Philippine Long Distance Telephone Co. (ADR)(c) *                                             28,600                 640,926
(Cost $542,853)

Russia 7.1%
AO VimpelCom (ADR)*                                                                           10,200                 891,990
Gazprom (ADR)(c)                                                                              83,600               2,466,200
GMK Norilsk Nickel (ADR)                                                                      18,500                 947,200
LUKOIL (ADR)                                                                                  22,200               2,419,800
Mobile Telesystems (ADR)(c) *                                                                 12,600               1,474,830
Mobile Telesystems (GDR) 144A                                                                  2,700                 307,255
Surgutneftegaz (ADR)(c)                                                                       22,200                 747,030
                                                                                                                 -----------
(Cost $8,366,349)                                                                                                  9,254,305

Singapore 0.8%
Elec & Eltek International Co., Ltd.                                                         390,300               1,081,131
(Cost $1,186,177)

South Africa 3.2%
Gold Fields Ltd. (ADR)*                                                                       81,400                 835,164
Gold Fields Ltd.                                                                              79,900                 830,612
Impala Platinum Holdings Ltd.                                                                 22,800               1,819,202
Steinhoff International Holdings Ltd.                                                        562,900                 729,086
                                                                                                                 -----------
(Cost $4,302,898)                                                                                                  4,214,064

Taiwan 11.6%
Compal Electronics, Inc.*                                                                  2,281,000               2,274,960
Hon Hai Precision Industry Co., Ltd.                                                         782,600               2,820,491
Hotai Motor Co., Ltd.                                                                        449,000                 623,501
Lite-On Technology Corp.                                                                     783,000                 755,587
Mega Financial Holding Co., Ltd.                                                           2,273,040               1,417,724
Quanta Computer, Inc.                                                                      1,121,480               1,814,692
Siliconware Precision Industries Co.*                                                      1,830,000               1,211,386
Taiwan Semiconductor Manufacturing Co., Ltd.*                                                914,282               1,153,948
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                           122,871                 874,844
United Microelectronics Corp. (ADR)*                                                         260,000                 962,000
Yuanta Core Pacific Securities Co.                                                         2,042,000               1,219,553
                                                                                                                 -----------
(Cost $17,731,123)                                                                                                15,128,686

Thailand 5.5%
Bangkok Bank Public Co., Ltd. (Foreign Registered)*                                          645,200               1,484,116
National Finance Public Co., Ltd. (Foreign Registered)                                     1,801,710                 597,662
PTT Exploration and Production Public Co., Ltd. (Foreign Registered)                         128,000                 892,591
Siam City Bank Public Co., Ltd. (Foreign Registered)                                       2,275,200               1,311,132
Thai Olefin Public Co., Ltd. (Foreign Registered)*                                         1,245,500               1,688,813
Thai Union Frozen Products Public Co., Ltd. (Foreign Registered)                           2,262,500               1,205,206
                                                                                                                 -----------
(Cost $7,615,248)                                                                                                  7,179,520

Turkey 2.2%
Akbank T.A.S.                                                                            308,775,388               1,272,974
Hurriyet Gazetecilik ve Matbaacilik AS                                                   527,256,700                 961,100
Koc Holding AS                                                                           133,207,100                 685,325
                                                                                                                 -----------
(Cost $2,572,176)                                                                                                  2,919,399

United Kingdom 3.8%
Anglo American PLC*                                                                          188,992               4,016,965
Lonmin PLC                                                                                    58,367               1,024,959
                                                                                                                 -----------
(Cost $5,335,895)                                                                                                  5,041,924


Total Common Stocks (Cost $127,236,491)                                                                          122,101,638

Preferred Stocks 0.3%
Korea 0.3%
Daishin Securities Co., Ltd
(Cost $556,918)                                                                               70,900                 417,950

Purchased Foreign Currency Options 0.0%
ZAR Put / USD Call August 2004, 6.9525 Strike Price
(Cost $49,600)                                                                                55,620                   1,357

Rights 0.0%
Thailand 0.0%
TelecomAsia Corp. PLC*
(Cost $0)                                                                                     24,063                       0

Other Investments 1.6%
iShares MSCI Malaysia Index Fund                                                             196,500               1,292,970
iShares MSCI Taiwan Index Fund                                                                81,917                 802,787
                                                                                                                 -----------
(Cost $2,067,452)                                                                                                  2,095,757


Total Other Investments (Cost $2,067,452)                                                                          2,095,757

Securities Lending Collateral 3.7%
Daily Assets Fund Institutional 1.29% (b) (d)
(Cost $4,776,610)                                                                          4,776,610               4,776,610

Cash Equivalents 1.0%
Scudder Cash Management QP Trust 1.38% (a)
(Cost $1,304,657)                                                                          1,304,657               1,304,657



Total Investment Portfolio  (Cost $135,991,728)                                                                  130,697,969
                                                                                                              ==============


Sector Diversification

                                                                        Percent
                                                                        -------
Information Technology                                                    21.8%
Materials                                                                 18.7%
Financials                                                                13.1%
Consumer Discretionary                                                    11.4%
Energy                                                                    10.4%
Telecommunication Services                                                 8.4%
Health Care                                                                6.3%
Consumer Staples                                                           3.8%
Industrials                                                                2.8%
Other                                                                      1.7%
Utilities                                                                  1.6%
Total                                                                   100.00%



*    Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $4,622,049, which is 3.70% of total net assets.

(d)  Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Currency Abbreviations
USD                               US Dollar
ZAR                               South African Rand

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Emerging Markets Growth Fund


By:                                 /s/ Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Emerging Markets Growth Fund


By:                                 /s/ Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    ----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004